Segment reporting - Geographical information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of geographical areas [line items]
Revenue	€ 745.1	€ 697.0	€ 1,520.2	€ 1,429.9
United Kingdom
Disclosure of geographical areas [line items]
Revenue	208.5	185.3	424.9	383.2
Italy
Disclosure of geographical areas [line items]
Revenue	73.8	79.7	182.9	202.5
Germany
Disclosure of geographical areas [line items]
Revenue	97.3	84.4	214.9	186.4
France
Disclosure of geographical areas [line items]
Revenue	52.6	41.4	105.5	90.7
Sweden
Disclosure of geographical areas [line items]
Revenue	31.9	34.9	70.0	73.0
Norway
Disclosure of geographical areas [line items]
Revenue	27.7	28.3	61.4	62.3
CROATIA
Disclosure of geographical areas [line items]
Revenue	42.9	40.1	62.5	57.9
Austria
Disclosure of geographical areas [line items]
Revenue	28.2	28.3	66.1	63.0
SERBIA
Disclosure of geographical areas [line items]
Revenue	41.3	41.2	59.7	56.9
SWITZERLAND
Disclosure of geographical areas [line items]
Revenue	18.3	18.5	39.5	39.0
Spain
Disclosure of geographical areas [line items]
Revenue	20.8	19.7	41.4	37.0
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	€ 101.8	€ 95.2	€ 191.4	€ 178.0